Acquisitions - DRDGOLD - Assets/liabilities, goodwill (Details) R in Millions	Aug. 01, 2018 ZAR (R) R / kg	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Environmental rehabilitation obligation		R (1,696.9)	R (672.7)	R (312.1)
DRDGOLD Limited
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment	R 1,443.2
Environmental rehabilitation obligation funds	244.7
Other non-current assets	28.7
Inventories	243.5
Trade and other receivables	138.4
Cash and cash equivalents	282.8
Environmental rehabilitation obligation	(672.7)
Deferred tax liabilities	(132.2)
Other non-current liabilities	(54.9)
Trade and other payables	(337.1)
Other current liabilities	(17.6)
Total fair value of identifiable net assets acquired	R 1,166.8
Average gold price per KG | R / kg	580,000
Discount rate used in current estimate of value in use	9.30%
Discount rate for consideration	13.80%
Non-controlling interest in acquiree recognised at acquisition date	R 940.3
Proportion of ownership interests held by non-controlling interests	61.95%
Consideration transferred, acquisition-date fair value	R 261.4
Goodwill recognised as of acquisition date	R 34.9